EMPLOYEE BENEFITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
SCHEDULE OF PLAN ASSET (LIABILITY)

Information on the Company’s defined benefit pension plans and other defined benefit plans, in aggregate, is summarized as follows:

	September 30, 2024	December 31, 2023
Defined benefit plan liabilities	$(98,868)	$(91,533)
Less: fair value of plan assets or asset ceiling	-	-
	$(98,868)	$(91,533)

Information on the Company’s defined benefit pension plan and other defined benefit plans, in aggregate, is summarized as follows:

	December 31, 2023	December 31, 2022
Defined benefit plan liability	$(91,533)	$(86,016)
Less:
fair value of plan asset or asset ceiling	-	-
	$(91,533)	$(86,016)

SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY

The following are the continuities of the fair value of plan assets and the present value of the defined benefit plan obligations:

	September 30, 2024	December 31, 2023
Balance, opening	$(91,533)	$(86,016)
Recognized in profit this year:
Interest costs	(3,494)	(4,638)
Current service cost	(4,414)	(5,860)
Recognized in other comprehensive profit:
Actuary loss for change of assumptions	365	485
Translation differences	208	4,496
Balance, ending	$(98,868)	$(91,533)

The following are the continuities of the fair value of plan asset or plan liability and the present value of the defined benefit plan obligations:

	December 31, 2023	December 31, 2022
Balance, opening	$(86,016)	$(87,058)
Recognized in profit and loss for the year:
Interest cost	(4,638)	(1,964)
Current service cost	(5,860)	(6,023)
Actuarial gain (loss) for change of assumptions	485	3,835
Translation differences	4,496	5,194
Balance, ending	$(91,533)	$(86,016)

SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the year were as follows (expressed as weighted averages):

	September 30, 2024	December 31, 2023
Capitalization rate	3.15%	3.15%
Salary growth rate	0%	0%
Retirement rate	5%	5%

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the years were as follows (expressed as weighted averages):

	December 31, 2023	December 31, 2022
Capitalization rate	3.15%	2.73%
Salary growth rate	0%	0%
Retirement rate	5%	5%

SCHEDULE OF SENSITIVITY ANALYSIS
	December 31, 2023	December 31, 2022
Capitalization rate:
Impact of: 1% increase	$(4,775)	$(4,974)
1% decrease	5,720	6,013
Salary growth rate:
Impact of: 1% increase	$5,856	$6,128
1% decrease	-	-